Leases - Schedule of Maturity Analysis of Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Less than one year	$ 380	$ 190
One to two years	268	206
Two to three years		183
Total	$ 648	$ 579